INCOME TAXES - Reconciliation of Effective Income Tax Rate (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Earnings before income tax	$ 1,742	$ 1,025
Statutory tax rate	27.00%	27.00%
Income tax at statutory rate	$ 470	$ 277
Tax rate changes on deferred income tax balances	(1)	1
Changes in estimate and other	(6)	18
U.S. Tax Reform	0	(166)
Permanent items	1	12
Income tax expense	$ 464	$ 142